Document and Entity Information	Sep. 05, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 05, 2023
Entity Registrant Name	ROKU, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38211
Entity Tax Identification Number	26-2087865
Entity Address, Address Line One	1155 Coleman Ave
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95110
City Area Code	408
Local Phone Number	556-9040
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.0001 par value
Trading Symbol	ROKU
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001428439
Amendment Flag	false